Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenue by geographic areas
The following tables provide information by geographic area for the years ended December 31, 2022, 2021 and 2020 and as at December 31, 2022 and 2021:

In millions	Year ended December 31,	2022	2021	2020
Revenues
Canada		$11,583	$9,955	$9,588
U.S.		5,524	4,522	4,231
Total revenues		$17,107	$14,477	$13,819

Net income by geographic areas

Net income
Canada (1)	$3,581	$3,603	$2,615
U.S.	1,537	1,296	930
Total net income (1)	$5,118	$4,899	$3,545
See Note 2 – Change in accounting policy for additional information.
Long-lived assets by geographic areas

In millions	December 31,	2022	2021
Properties
Canada		$24,069	$23,186
U.S.		19,468	17,992
Total properties		$43,537	$41,178